Derivatives and Hedging (Details) gal in Millions, MWh in Millions, MMBTU in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MWh MMBTU gal	Dec. 31, 2018 USD ($) MWh MMBTU gal	Dec. 31, 2017 USD ($)
Change in Fair Value Recognized in AOCI	$ (69,700,000)	$ 6,600,000	$ 71,200,000
Cash Collateral Netting
Cash Collateral Received Netted Against Risk Management Assets	5,000,000	18,000,000
Cash Collateral Paid Netted Against Risk Management Liabilities	39,000,000	4,000,000
Fair Value of Derivative Instruments
Current Risk Management Assets	172,800,000	162,800,000
Long-term Risk Management Assets	266,600,000	254,000,000.0
Total Assets	439,400,000	416,800,000
Current Risk Management Liabilities	114,300,000	55,000,000.0
Long-term Risk Management Liabilities	261,800,000	263,400,000
Total Liabilities	376,100,000	318,400,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	125,000,000.0	291,300,000	136,000,000.0
Impact of Fair Value Hedges on the Balance Sheet
Carrying Amount of Hedged Asset (Liability)	(510,800,000)	(478,300,000)
Cumulative Fair Value Hedging Adjustment in the Carrying Amount of the Hedged Asset (Liability)	(14,500,000)	17,400,000
Impact of Cash Flow Hedges on the Balance Sheet
Gain (Loss) on Fair Value Hedging Instruments	31,900,000	(11,300,000)	(4,800,000)
Gain (Loss) on Fair Value Portion of Long Term Debt	(31,900,000)	11,300,000	4,800,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	267,300,000	225,500,000
Amount of Cash Collateral Posted	3,700,000	1,800,000
Additional Settlement Liability if Cross Default Provision is Triggered	246,700,000	181,000,000.0
AEP Texas Inc. [Member]
Change in Fair Value Recognized in AOCI	1,100,000	(1,000,000.0)	1,100,000
Fair Value of Derivative Instruments
Current Risk Management Liabilities	0	200,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	300,000	(400,000)	400,000
Appalachian Power Co [Member]
Change in Fair Value Recognized in AOCI	13,400,000	(3,300,000)	11,600,000
Fair Value of Derivative Instruments
Current Risk Management Assets	39,400,000	57,200,000
Long-term Risk Management Assets	100,000	900,000
Current Risk Management Liabilities	1,900,000	400,000
Long-term Risk Management Liabilities	0	200,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	4,100,000	141,100,000	43,200,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	2,300,000	900,000
Amount of Cash Collateral Posted	0	0
Additional Settlement Liability if Cross Default Provision is Triggered	400,000	0
Indiana Michigan Power Co [Member]
Change in Fair Value Recognized in AOCI	800,000	(600,000)	2,800,000
Fair Value of Derivative Instruments
Current Risk Management Assets	9,800,000	8,600,000
Long-term Risk Management Assets	100,000	600,000
Current Risk Management Liabilities	500,000	300,000
Long-term Risk Management Liabilities	0	100,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	25,200,000	11,700,000	14,600,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	1,300,000	500,000
Amount of Cash Collateral Posted	0	0
Additional Settlement Liability if Cross Default Provision is Triggered	200,000	0
Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Liabilities	7,300,000	5,800,000
Long-term Risk Management Liabilities	96,300,000	93,800,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	6,000,000.0	25,600,000	(21,800,000)
Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	15,800,000	10,400,000
Current Risk Management Liabilities	0	1,000,000.0
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	35,600,000	36,600,000	25,000,000.0
Southwestern Electric Power Co [Member]
Change in Fair Value Recognized in AOCI	3,700,000	(800,000)	4,700,000
Fair Value of Derivative Instruments
Current Risk Management Assets	6,400,000	4,800,000
Current Risk Management Liabilities	1,900,000	400,000
Long-term Risk Management Liabilities	3,100,000	2,200,000
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	25,000,000.0	11,200,000	24,900,000
Collateral Triggering Events
Liabilities for Contracts with Cross Default Provisions Prior to Contractural Netting Arrangements	5,100,000	2,300,000
Amount of Cash Collateral Posted	0	0
Additional Settlement Liability if Cross Default Provision is Triggered	5,100,000	2,300,000
Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	408,800,000	382,700,000
Total Liabilities	239,000,000.0	242,100,000
Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Liabilities		200,000
Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	39,500,000	58,100,000
Total Liabilities	1,900,000	600,000
Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	9,900,000	9,200,000
Total Liabilities	500,000	400,000
Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Liabilities	103,600,000	99,600,000
Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	15,800,000	10,400,000
Total Liabilities	0	1,000,000.0
Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	6,400,000	4,800,000
Total Liabilities	5,000,000.0	2,600,000
Commodity [Member]
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(103,500,000)	(23,000,000.0)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	$ (51,700,000)	10,400,000
Derivatives and Hedging (Textuals)
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	120 months
Cross Default Provisions Maximum Third Party Obligation Amount	$ 50,000,000
Commodity [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	513,900,000	397,500,000
Long-term Risk Management Assets	290,800,000	276,400,000
Total Assets	804,700,000	673,900,000
Current Risk Management Liabilities	424,500,000	293,800,000
Long-term Risk Management Liabilities	244,500,000	225,700,000
Total Liabilities	669,000,000.0	519,500,000
Total MTM Derivative Contract Net Assets (Liabilities)	135,700,000	154,400,000
Commodity [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	0	700,000
Long-term Risk Management Liabilities	0	0
Total Liabilities	0	700,000
Total MTM Derivative Contract Net Assets (Liabilities)	0	(700,000)
Commodity [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	124,400,000	114,400,000
Long-term Risk Management Assets	900,000	3,100,000
Total Assets	125,300,000	117,500,000
Current Risk Management Liabilities	86,200,000	56,700,000
Long-term Risk Management Liabilities	700,000	2,400,000
Total Liabilities	86,900,000	59,100,000
Total MTM Derivative Contract Net Assets (Liabilities)	38,400,000	58,400,000
Commodity [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	66,900,000	50,400,000
Long-term Risk Management Assets	500,000	2,000,000.0
Total Assets	67,400,000	52,400,000
Current Risk Management Liabilities	55,200,000	41,100,000
Long-term Risk Management Liabilities	400,000	1,600,000
Total Liabilities	55,600,000	42,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	11,800,000	9,700,000
Commodity [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	7,300,000	6,400,000
Long-term Risk Management Liabilities	96,300,000	93,800,000
Total Liabilities	103,600,000	100,200,000
Total MTM Derivative Contract Net Assets (Liabilities)	(103,600,000)	(100,200,000)
Commodity [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	16,300,000	10,900,000
Long-term Risk Management Assets	0	0
Total Assets	16,300,000	10,900,000
Current Risk Management Liabilities	500,000	1,700,000
Long-term Risk Management Liabilities	0	0
Total Liabilities	500,000	1,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	15,800,000	9,200,000
Commodity [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	6,500,000	5,600,000
Long-term Risk Management Assets	0	0
Total Assets	6,500,000	5,600,000
Current Risk Management Liabilities	2,000,000.0	1,500,000
Long-term Risk Management Liabilities	3,100,000	2,200,000
Total Liabilities	5,100,000	3,700,000
Total MTM Derivative Contract Net Assets (Liabilities)	1,400,000	1,900,000
Commodity [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	11,500,000	28,500,000
Long-term Risk Management Assets	11,000,000.0	16,000,000.0
Total Assets	22,500,000	44,500,000
Current Risk Management Liabilities	72,300,000	13,200,000
Long-term Risk Management Liabilities	75,700,000	56,100,000
Total Liabilities	148,000,000.0	69,300,000
Total MTM Derivative Contract Net Assets (Liabilities)	(125,500,000)	(24,800,000)
Interest Rate [Member]
Commodity
Derivative, Notional Amount	625,000,000.0	500,000,000.0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(11,500,000)	(12,600,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	$ (2,100,000)	(1,100,000)
Derivatives and Hedging (Textuals)
Maximum Length of Time Hedged in Price Risk Cash Flow Hedge	132 months
Interest Rate [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount	$ 0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(3,400,000)	(4,400,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,100,000)	(1,100,000)
Interest Rate [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	900,000	1,800,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	900,000	900,000
Interest Rate [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(9,900,000)	(11,500,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,600,000)	(1,600,000)
Interest Rate [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	0	1,000,000.0
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	0	1,000,000.0
Interest Rate [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount	0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	1,100,000	2,100,000
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	1,000,000.0	1,000,000.0
Interest Rate [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Impact of Cash Flow Hedges on the Balance Sheet
AOCI Gain (Loss) Net of Tax	(1,800,000)	(3,300,000)
Portion Expected to be Reclassified to Net Income During the Next Twelve Months	(1,500,000)	(1,500,000)
Interest Rate [Member] | Hedging Contracts [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	6,500,000	0
Long-term Risk Management Assets	12,600,000	0
Total Assets	19,100,000	0
Current Risk Management Liabilities	0	2,000,000.0
Long-term Risk Management Liabilities	0	15,400,000
Total Liabilities	0	17,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	19,100,000	(17,400,000)
Gross Amounts of Risk Management Assets/Liabilities Recognized [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	531,900,000	426,000,000.0
Long-term Risk Management Assets	314,400,000	292,400,000
Total Assets	846,300,000	718,400,000
Current Risk Management Liabilities	496,800,000	309,000,000.0
Long-term Risk Management Liabilities	320,200,000	297,200,000
Total Liabilities	817,000,000.0	606,200,000
Total MTM Derivative Contract Net Assets (Liabilities)	29,300,000	112,200,000
Gross Amounts Offset in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(359,100,000)	(263,200,000)
Long-term Risk Management Assets	(47,800,000)	(38,400,000)
Total Assets	(406,900,000)	(301,600,000)
Current Risk Management Liabilities	(382,500,000)	(254,000,000.0)
Long-term Risk Management Liabilities	(58,400,000)	(33,800,000)
Total Liabilities	(440,900,000)	(287,800,000)
Total MTM Derivative Contract Net Assets (Liabilities)	34,000,000.0	(13,800,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	0	(500,000)
Long-term Risk Management Liabilities	0	0
Total Liabilities	0	(500,000)
Total MTM Derivative Contract Net Assets (Liabilities)	0	500,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(85,000,000.0)	(57,200,000)
Long-term Risk Management Assets	(800,000)	(2,200,000)
Total Assets	(85,800,000)	(59,400,000)
Current Risk Management Liabilities	(84,300,000)	(56,300,000)
Long-term Risk Management Liabilities	(700,000)	(2,200,000)
Total Liabilities	(85,000,000.0)	(58,500,000)
Total MTM Derivative Contract Net Assets (Liabilities)	(800,000)	(900,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(57,100,000)	(41,800,000)
Long-term Risk Management Assets	(400,000)	(1,400,000)
Total Assets	(57,500,000)	(43,200,000)
Current Risk Management Liabilities	(54,700,000)	(40,800,000)
Long-term Risk Management Liabilities	(400,000)	(1,500,000)
Total Liabilities	(55,100,000)	(42,300,000)
Total MTM Derivative Contract Net Assets (Liabilities)	(2,400,000)	(900,000)
Gross Amounts Offset in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	0	(600,000)
Long-term Risk Management Liabilities	0	0
Total Liabilities	0	(600,000)
Total MTM Derivative Contract Net Assets (Liabilities)	0	600,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(500,000)	(500,000)
Long-term Risk Management Assets	0	0
Total Assets	(500,000)	(500,000)
Current Risk Management Liabilities	(500,000)	(700,000)
Long-term Risk Management Liabilities	0	0
Total Liabilities	(500,000)	(700,000)
Total MTM Derivative Contract Net Assets (Liabilities)	0	200,000
Gross Amounts Offset in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	(100,000)	(800,000)
Long-term Risk Management Assets	0	0
Total Assets	(100,000)	(800,000)
Current Risk Management Liabilities	(100,000)	(1,100,000)
Long-term Risk Management Liabilities	0	0
Total Liabilities	(100,000)	(1,100,000)
Total MTM Derivative Contract Net Assets (Liabilities)	0	300,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	172,800,000	162,800,000
Long-term Risk Management Assets	266,600,000	254,000,000.0
Total Assets	439,400,000	416,800,000
Current Risk Management Liabilities	114,300,000	55,000,000.0
Long-term Risk Management Liabilities	261,800,000	263,400,000
Total Liabilities	376,100,000	318,400,000
Total MTM Derivative Contract Net Assets (Liabilities)	63,300,000	98,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	0	200,000
Long-term Risk Management Liabilities	0	0
Total Liabilities	0	200,000
Total MTM Derivative Contract Net Assets (Liabilities)	0	(200,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	39,400,000	57,200,000
Long-term Risk Management Assets	100,000	900,000
Total Assets	39,500,000	58,100,000
Current Risk Management Liabilities	1,900,000	400,000
Long-term Risk Management Liabilities	0	200,000
Total Liabilities	1,900,000	600,000
Total MTM Derivative Contract Net Assets (Liabilities)	37,600,000	57,500,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	9,800,000	8,600,000
Long-term Risk Management Assets	100,000	600,000
Total Assets	9,900,000	9,200,000
Current Risk Management Liabilities	500,000	300,000
Long-term Risk Management Liabilities	0	100,000
Total Liabilities	500,000	400,000
Total MTM Derivative Contract Net Assets (Liabilities)	9,400,000	8,800,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	0	0
Long-term Risk Management Assets	0	0
Total Assets	0	0
Current Risk Management Liabilities	7,300,000	5,800,000
Long-term Risk Management Liabilities	96,300,000	93,800,000
Total Liabilities	103,600,000	99,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	(103,600,000)	(99,600,000)
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	15,800,000	10,400,000
Long-term Risk Management Assets	0	0
Total Assets	15,800,000	10,400,000
Current Risk Management Liabilities	0	1,000,000.0
Long-term Risk Management Liabilities	0	0
Total Liabilities	0	1,000,000.0
Total MTM Derivative Contract Net Assets (Liabilities)	15,800,000	9,400,000
Net Amounts of Assets/Liabilities Presented in the Statement of Financial Position [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Current Risk Management Assets	6,400,000	4,800,000
Long-term Risk Management Assets	0	0
Total Assets	6,400,000	4,800,000
Current Risk Management Liabilities	1,900,000	400,000
Long-term Risk Management Liabilities	3,100,000	2,200,000
Total Liabilities	5,000,000.0	2,600,000
Total MTM Derivative Contract Net Assets (Liabilities)	$ 1,400,000	$ 2,200,000
Power [Member]
Commodity
Derivative, Energy Notional Amount | MWh	365.9	371.1
Power [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MWh	0.0	0.0
Power [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh	61.0	66.4
Power [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh	26.8	40.9
Power [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh	7.1	7.8
Power [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MWh	14.9	15.2
Power [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MWh	4.4	4.5
Natural Gas [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	40.7	87.9
Natural Gas [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	0.0	0.0
Natural Gas [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	0.0	4.0
Natural Gas [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	0.0	2.3
Natural Gas [Member] | Ohio Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	0.0	0.0
Natural Gas [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	0.0	0.0
Natural Gas [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Energy Notional Amount | MMBTU	11.6	15.2
Heating Oil and Gasoline [Member]
Commodity
Derivative, Volume Notional Amount | gal	6.9	7.4
Heating Oil and Gasoline [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Volume Notional Amount | gal	1.8	1.5
Heating Oil and Gasoline [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal	1.1	1.4
Heating Oil and Gasoline [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal	0.6	0.7
Heating Oil and Gasoline [Member] | Ohio Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal	1.4	1.8
Heating Oil and Gasoline [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Volume Notional Amount | gal	0.7	0.7
Heating Oil and Gasoline [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Volume Notional Amount | gal	0.9	0.8
Interest Rate Contract [Member]
Commodity
Derivative, Notional Amount	$ 140,100,000	$ 37,700,000
Interest Rate Contract [Member] | AEP Texas Inc. [Member]
Commodity
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Appalachian Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Indiana Michigan Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Ohio Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Public Service Co Of Oklahoma [Member]
Commodity
Derivative, Notional Amount	0	0
Interest Rate Contract [Member] | Southwestern Electric Power Co [Member]
Commodity
Derivative, Notional Amount	0	0
Vertically Integrated Utilities Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	700,000	(10,400,000)	6,100,000
Vertically Integrated Utilities Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Vertically Integrated Utilities Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Vertically Integrated Utilities Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Vertically Integrated Utilities Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Vertically Integrated Utilities Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Vertically Integrated Utilities Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	25,100,000	38,900,000	42,800,000
Generation and Marketing Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Generation and Marketing Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Electric Generation, Transmission and Distribution Revenues [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Electric Generation, Transmission and Distribution Revenues [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Electric Generation, Transmission and Distribution Revenues [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	100,000	(1,900,000)	600,000
Electric Generation, Transmission and Distribution Revenues [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	500,000	(8,200,000)	5,300,000
Electric Generation, Transmission and Distribution Revenues [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Electric Generation, Transmission and Distribution Revenues [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Electric Generation, Transmission and Distribution Revenues [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	100,000	100,000	100,000
Purchased Electricity for Resale [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,900,000	8,600,000	5,600,000
Purchased Electricity for Resale [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Purchased Electricity for Resale [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,600,000	7,600,000	2,000,000.0
Purchased Electricity for Resale [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	100,000	800,000	600,000
Purchased Electricity for Resale [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Purchased Electricity for Resale [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Purchased Electricity for Resale [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	0	0
Other Operation Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(800,000)	1,700,000	800,000
Other Operation Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(200,000)	400,000	100,000
Other Operation Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Other Operation Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Other Operation Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(200,000)	300,000	100,000
Other Operation Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Other Operation Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Maintenance Expense [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(800,000)	1,900,000	700,000
Maintenance Expense [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(200,000)	400,000	200,000
Maintenance Expense [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(200,000)	400,000	100,000
Maintenance Expense [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Maintenance Expense [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(200,000)	400,000	100,000
Maintenance Expense [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Maintenance Expense [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(100,000)	200,000	100,000
Regulatory Assets [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(3,700,000)	27,900,000	(29,400,000)
Regulatory Assets [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	700,000	(700,000)	0
Regulatory Assets [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	300,000	(700,000)	0
Regulatory Assets [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	300,000	7,100,000	(7,400,000)
Regulatory Assets [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(3,700,000)	24,900,000	(22,000,000.0)
Regulatory Assets [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	1,200,000	(1,100,000)	0
Regulatory Assets [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	(1,500,000)	(1,200,000)	300,000
Regulatory Liabilities [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	102,600,000	222,700,000	109,400,000
Regulatory Liabilities [Member] | AEP Texas Inc. [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	0	(500,000)	100,000
Regulatory Liabilities [Member] | Appalachian Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	2,400,000	135,500,000	40,400,000
Regulatory Liabilities [Member] | Indiana Michigan Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	24,500,000	11,600,000	15,900,000
Regulatory Liabilities [Member] | Ohio Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	10,100,000	0	0
Regulatory Liabilities [Member] | Public Service Co Of Oklahoma [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	34,600,000	37,300,000	24,800,000
Regulatory Liabilities [Member] | Southwestern Electric Power Co [Member]
Amount of Gain (Loss) Recognized on Risk Management Contracts
Amount of Gain (Loss) Recognized on Risk Management Contracts	26,600,000	11,900,000	24,300,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member]
Change in Fair Value Recognized in AOCI	(127,200,000)	37,300,000	(20,400,000)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity [Member] | Appalachian Power Co [Member]
Change in Fair Value Recognized in AOCI		(700,000)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member]
Change in Fair Value Recognized in AOCI	(200,000)	2,300,000	1,600,000
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | AEP Texas Inc. [Member]
Change in Fair Value Recognized in AOCI	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | Appalachian Power Co [Member]
Change in Fair Value Recognized in AOCI	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | Indiana Michigan Power Co [Member]
Change in Fair Value Recognized in AOCI	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | Ohio Power Co [Member]
Change in Fair Value Recognized in AOCI	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | Public Service Co Of Oklahoma [Member]
Change in Fair Value Recognized in AOCI	0	0	0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate [Member] | Southwestern Electric Power Co [Member]
Change in Fair Value Recognized in AOCI	0	2,300,000	$ 0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Apple Blossom and Black Oak [Member] | Interest Rate [Member]
Change in Fair Value Recognized in AOCI	4,000,000
Fair Value, Inputs, Level 3 [Member]
Fair Value of Derivative Instruments
Total Assets	372,400,000	353,600,000
Total Liabilities	262,500,000	222,400,000
Fair Value, Inputs, Level 3 [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	40,500,000	58,300,000
Total Liabilities	2,800,000	500,000
Fair Value, Inputs, Level 3 [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	8,000,000.0	10,300,000
Total Liabilities	2,200,000	1,400,000
Fair Value, Inputs, Level 3 [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	6,500,000	5,600,000
Total Liabilities	5,100,000	3,300,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	369,200,000	340,900,000
Total Liabilities	224,000,000.0	185,600,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Liabilities		0
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	40,500,000	58,300,000
Total Liabilities	2,800,000	500,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	8,000,000.0	10,300,000
Total Liabilities	2,200,000	1,400,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Liabilities	103,600,000	99,400,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	16,300,000	10,800,000
Total Liabilities	500,000	1,300,000
Fair Value, Inputs, Level 3 [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	6,500,000	5,600,000
Total Liabilities	5,100,000	3,300,000
Fair Value, Inputs, Level 3 [Member] | Maturity Period 5 [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		23,000,000
Fair Value, Inputs, Level 3 [Member] | Maturity Period Eight [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities	(12,000,000)
Fair Value, Inputs, Level 3 [Member] | 2024-2025 [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities	25,000,000
Fair Value, Inputs, Level 3 [Member] | Maturity Period Seven [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		(12,000,000)
Fair Value, Inputs, Level 2 [Member]
Fair Value of Derivative Instruments
Total Assets	474,200,000	350,600,000
Total Liabilities	555,300,000	369,200,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member]
Fair Value of Derivative Instruments
Total Assets	440,100,000	326,500,000
Total Liabilities	450,000,000.0	327,000,000.0
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | AEP Texas Inc. [Member]
Fair Value of Derivative Instruments
Total Liabilities		700,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | Appalachian Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	84,600,000	59,100,000
Total Liabilities	84,000,000.0	58,400,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | Indiana Michigan Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	59,500,000	42,100,000
Total Liabilities	53,400,000	41,200,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | Ohio Power Co [Member]
Fair Value of Derivative Instruments
Total Liabilities	0	800,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | Public Service Co Of Oklahoma [Member]
Fair Value of Derivative Instruments
Total Assets	0	0
Total Liabilities	0	300,000
Fair Value, Inputs, Level 2 [Member] | Risk Management Contracts [Member] | Southwestern Electric Power Co [Member]
Fair Value of Derivative Instruments
Total Assets	0	0
Total Liabilities	$ 0	400,000
Fair Value, Inputs, Level 2 [Member] | Maturity Period 5 [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		1,000,000
Fair Value, Inputs, Level 2 [Member] | Maturity Period Seven [Member]
Maturity Of Net Fair Value Of Risk Management Contracts Prior To Cash Collateral Assets Or Liabilities		$ 1,000,000